Anticipated Annual Amortization Expense (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Finite Lived Intangible Assets Amortization Expense [Line Items]
2016	$ 77
2017	74
2018	73
2019	69
2020	$ 69